Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate fair value asset	$ 0.2	$ 0.3
Aggregate fair value liability	69.7	157.4
Restricted cash	$ 0.0	$ 4.1